Additional Supplemental Cash Flow Financial Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Additional Supplemental Cash Flow Financial Information
Schedule of supplemental cash flow financial information

Cash, Cash Equivalents and Restricted Cash:

	September 30,	December 31,
Dollars in thousands	2021	2020
Cash and cash equivalents	$9,798	$5,401
Restricted cash	3,360	3,526
Cash, cash equivalents and restricted cash	$13,158	$8,927

Cash Interest and Taxes:

	Nine Months Ended
	September 30,
Dollars in thousands	2021	2020
Cash paid during the period for interest	$—	$20,853
Cash paid during the period for income taxes, net	$622	$2,726

Non-cash Transactions

	Nine Months Ended
	September 30,
Dollars in thousands	2021	2020
Purchases of property and equipment financed by capital lease obligations	$28	$130
Purchases of property and equipment included in ending trade payables or accrued and other current liabilities	$197	$—

Cash, Cash Equivalents and Restricted Cash

	Year Ended
	December 31,
Dollars in thousands	2020	2019
Cash and cash equivalents	$5,401	$3,852
Restricted cash	3,526	3,526
Cash, cash equivalents and restricted cash	$8,927	$7,378

Cash Interest and Taxes

	Year Ended
	December 31,
Dollars in thousands	2020	2019
Cash paid during the period for interest	$29,061	$36,659
Cash paid during the period for income taxes, net	$2,993	$20,907

Non-cash Transactions

	Year Ended
	December 31,
Dollars in thousands	2020	2019
Purchases of property and equipment financed by capital lease obligations	$338	$6,051
Purchases of property and equipment included in ending trade payables or accrued and other current liabilities	$653	$224